Other Fixed Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest costs capitalized	$ 9,004	$ 4,700	$ 2,414
Las Palmas Terminal
Amount transferred to other fixed assets	5,598
Interest costs capitalized	0	130	0
Las Palmas Terminal | Security Equipment
Additions	1,249
Fujairah oil terminal
Amount transferred to other fixed assets	226,067
Interest costs capitalized	8,923	4,565	2,356
Vessels | Security Equipment
Additions	$ 4,760	$ 4,634
Estimated useful life	5 years